Statements of Stockholders' Equity (Deficit) (Parentheticals) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Common Stock [Member]
Conversion of notes payable at		$ 5.00
Stock Issued for Previous Deposits [Member] | Common Stock [Member]
Common stock issued at		5.00
Stock Issued for Cash [Member] | Common Stock [Member]
Common stock issued at		5.00
Stock to be Issued for Cash [Member] | Common Stock [Member]
Common stock issued at	$ 5.00
Stock to be Issued for Cash [Member] | Common Stock To Be Issued [Member]
Common stock issued at	5.00	$ 5.00
Stock to be Issued for Cash from Warrant Exercises [Member] | Common Stock Warrants To Be Issued [Member]
Common stock issued at	5.00
Stock Issued for Services [Member] | Common Stock [Member]
Common stock issued at	5.00
Stock Issued for Cash from Warrant Exercises at $5.00 [Member]
Common stock issued at	5.00
Stock Issued for Cash from Warrant Exercises at $5.00 [Member] | Common Stock [Member]
Common stock issued at	5.00
Stock Issued for Cash from Warrant Exercises at $10.00 [Member] | Common Stock [Member]
Common stock issued at	10.00
Stock Issued for Conversion of Note Payable and Accrued Interest [Member] | Common Stock [Member]
Conversion of notes payable at	$ 5.00